Other Non-Current Liabilities - Additional Information (Detail) € in Thousands	Dec. 31, 2020 EUR (€)
Text block [abstract]
Provision for onerous contracts	€ 900
Non Provision for onerous contracts	371
Current Provision for onerous contracts	€ 488